13. COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
13. COMMITMENTS AND CONTINGENCIES

Leases

The Company assumed a building lease from an affiliate in April 2013 for office space at its principal offices in New York, New York and is responsible for rent of approximately $275,000 annually plus rent escalations through August 2016 (see Note 10).

On October 1, 2013, the Company entered into building lease for office space in Cambridge, Massachusetts and is responsible for rent of approximately $216,000 annually plus rent escalations through September 2016 (see Note 14).

On October 8, 2013, the Company entered into an amended lease agreement for additional office space at its principal offices in New York, New York and is responsible for additional rent of approximately $225,000 annually plus rent escalations through August 2016 (see Note 14).

Exclusivity Agreements

On August 16, 2013, the Company announced that it had signed an agreement with a major pharmaceutical company for the exclusive right to negotiate a royalty-bearing U.S. license for a product to be developed for the treatment of autism and schizophrenia. Pursuant to the exclusivity agreement, the Company paid the major pharmaceutical company a non-refundable upfront fee of $2 million and will have an exclusive period of 120 days to negotiate a license agreement (see Note 3). The Company is in active negotiations to consummate a license agreement. If a definitive license agreement is consummated, the Company will apply the upfront fee to the license and will make a determination as to whether it should be treated as an asset or research and development expense. If no definitive agreement is consummated, the upfront fee will be expensed.

On September 20, 2013, the Company signed an agreement with an individual for the exclusive right to negotiate a royalty-bearing U.S. license for a product to be developed for the treatment of central nervous system disorders. Pursuant to the exclusivity agreement, the Company paid the individual a non-refundable upfront fee of $250,000 and will have an exclusive right until December 31, 2013. If an agreement is not executed on or before December 31, 2013, the Company will receive a partial refund of the upfront fee. Upon execution of a license agreement, the Company would receive the exclusive right to the intellectual property to develop, manufacture and sell the product worldwide and would pay additional fees to the major pharmaceutical company. The Company is in active negotiations to consummate a license agreement. If a definitive license agreement is consummated, the Company will apply the upfront fee to the license and will make a determination as to whether it should be treated as an asset or research and development expense. If no definitive agreement is consummated, the upfront fee will be expensed.

For the three and nine months ended September 30, 2013, the Company has recorded $2,250,000 as exclusivity agreement deposits to secure license exclusivity under current assets (see Note 3).

Research Agreement

Effective October 1, 2013, the Company signed a Sponsored Research Agreement (“SRA”) with St. Jude (see Note 14).

Sublease

During March 2011, the Company began subleasing offices on a month -to-month basis for $7,000 per month. On June 31, 2011, the Company entered into a sublease agreement with a company affiliated by common ownership, where the Company will pay $7,000 a month or 75% of the space used, pro-rated, according to the aggregate cost of the shared offices with the affiliated entities of the related party leasing company, whichever is greater. According to the agreement, the Company is responsible for incidental costs and for rent or lease of office furniture and equipment. The sublease is on a six month rolling basis and termination of the agreement can be made by a mutual agreement of both parties or by the related party leasing company. The month-to-month lease was terminated in September 2012.

In October 2012, the Company entered into a sublease with a company (“Sublessor”) affiliated by common ownership that expires on November 29, 2016. The sublease agreement requires the Company to pay 50% of the rent and related escalations and for the Company to pay for 50% of the utilities incurred by the Sublessor.

Rent expense for the year ended December 31, 2012, for the periods from March 11, 2011 (inception) through December 31, 2011 and from March 11, 2011 (inception) through December 31, 2012 were $95,469, $63,000 and $158,469, respectively, which is recorded as rent expense in the consolidated statement of operations.

As of December 31, 2012 minimum future rental commitments under non-cancelable operating leases follow:

Year Ending December 31,
2013	$138,200
2014	140,161
2015	140,161
2016	128,481
Total	$547,003

On April 11, 2013, the lease was assigned to the Company by the Sublessor inclusive of the security deposit held.

Consulting Agreements

On August 15, 2011, the Company entered into an agreement with a consultant to serve as a senior advisor of strategy.

The agreement’s initial term is for one year and automatically renews on an annual basis. Pursuant to this agreement the compensation to the consultant is comprised of (a) a fee of $37,500 per calendar quarter, payable commencing September 30, 2011, (b) 25,000 shares of the Company Common Stock with an estimated fair value of $100,000, which vest over twelve (12) quarters so long as the agreement remains in effect, and (c) 25,000 additional common stock, (i) upon the Company's completion of its initial financing at a pre-financing value of $20 million, and (ii) which vest in accordance with certain schedules of milestones as described in the consulting agreement. At December 31, 2012, the financing and milestones have not yet occurred or been achieved. For the year ended December 31, 2012, for the period from March 11, 2011 (inception) through December 31, 2011, and December 31, 2012, the Company recognized professional fees related to this agreement in the amounts of $150,000, $75,000, and $225,000, respectively, of which amounts comprised of fee payable of $155,000 and $75,000 at December 31, 2012 and 2011, respectively.

On November 1, 2011, the Company granted to the consultant an additional 120,000 shares of common stock with an estimate fair value of $480,000, which vest in over twelve (12) calendar quarters commencing December 31, 2011. For the year ended December 31, 2012, for the period from March 11, 2011 (inception) through December 31, 2011, and for the period from March 11, 2011 (inception) through December 31, 2012, the Company recognized professional fees related to this share based compensation of $210,000, $40,000, and $250,000.

On August 25, 2011, the Company entered into an agreement with a consultant to serve as chief scientific officer of the Company.

The agreement’s initial term is for one year and automatically renews on an annual basis. Pursuant to this agreement the compensation to the consultant is comprised of (a) a fee of $50,000 per calendar quarter, (b) 75,000 incentive shares with an estimated fair value of $300,000, which vest over twelve (12) quarters so long as the agreement remains in effect, and (c) receive 70,000 additional incentive shares, (i) upon the Company's completion of its initial financing at a prefinancing value of $20 million, and (ii) which vest in accordance with certain schedules of milestones as described in the consulting agreement. At December 31, 2012, the financing and milestones have not yet occurred or been achieved. For the year ended December 31, 2012, for the period from March 11, 2011 (inception) through December 31, 2011, and for the period from March 11, 2011 (inception) through December 31, 2012, the Company recognized professional expense related to this agreement in amounts of $200,000, $100,000, and 300,000, respectively, of which amounts comprise of fee payable of $200,000 and $100,000 at December 31, 2012 and December 31, 2011, respectively.

On November 1, 2011, the Company granted to the consultant an additional 70,000 incentive shares with an estimated fair value of $280,000, which vest in over twelve (12) calendar quarters commencing December 31, 2011. For the year ended December 31, 2012, for the period from March 11, 2011 (inception) through December 31, 2011, and for the period from March 11, 2011 (inception) through December 31, 2012, the Company recognized professional expense related to this share based compensation of $122,500, $23,333, and $145,833.

Sponsored Research Agreement

On July 1, 2012, the Company entered into a Sponsored Research Agreement with an organization that expires on July 1, 2013, unless extended by written agreement between the parties. The Company has agreed to pay a sponsor fee of $203,169 to the organization to perform the research program stated in the Sponsored Research Agreement. The sponsor fee payments are as follows: $101,855 within 30 days of the execution of the agreement and the remaining $101,314 will be due on January 1, 2013. As of December 31, 2012, the Company included the first payment of $101,855 in accounts payable and accrued expenses, as no payment have been made by the Company.

Sponsor fee totaling $203,169 will be recognized as professional expense, pro-rata over the one year term of the Sponsored Research Agreement. Total professional expense recorded related to the Sponsored Research Agreement totaled $101,855 for the year ended December 31, 2012.

Employment agreement

Effective March 1, 2011, the Company entered into a three-year employment agreement with Martin Shkreli, who serves as the Company's Chief Executive Officer.  The Agreement provides for (a) a base salary of $250,000 per year, (b) annual cash bonus award at the discretion of the Board equal to one month salary, (c) three weeks’ vacation paid per calendar year, (d) accelerated vesting of options in the event of (i) a merger or consolidation, (ii) a sale of all or substantially all of the assets or (iii) any other change in control of the Company, and (e) all group insurance plans and other benefit plans and programs made available to the Company’s management employees.